Note 9 - Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
	2018	2019	2018	2019
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	(12,166)	(7,352)	(25,822)	(14,645)

Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted	22,397,442	23,094,161	22,342,822	23,061,941

Net loss per share — basic and diluted	(0.54)	(0.32)	(1.16)	(0.64)